Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Shares of Class A Common Stock Reserved for Potential Future Issuance
As of December 31, 2021, shares of Class A common stock reserved for potential future issuance, on an as-if
converted basis, were as follows (in thousands):

December 31, 2021
Shares available for grant under the ATI 2021 Equity Incentive Plan	18,996
Earnout Shares reserved	15,000
Class A common stock Warrants outstanding	9,867
Vesting Shares reserved (1)	8,625
Restricted shares (1,2)	1,323

Total shares of common stock reserved	53,811

(1)	Represents shares of Class A common stock legally issued, but not outstanding, as of December 31, 2021.
(2)
Represents a portion of the 2.0 million restricted shares distributed following the Business Combination to holders of unvested Incentive Common Units under the Wilco Acquisition, LP 2016 Equity Incentive Plan. Refer to Note 10—
Share-Based Compensation
for further details.